January 2, 2008

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:Oppenheimer Principal Protected Trust (the "Registrant")
            File Nos. 333-102588; 811-21281

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 9 to the  Registrant's  Registration  Statement on
Form N-1A with respect to its series Oppenheimer Principal Protected Main Street
Fund, which was filed electronically with the Securities and Exchange Commission on December 28, 2007.

                                          Sincerely,

                                          /s/ Taylor V. Edwards
                                          Taylor V. Edwards
                                          Vice President & Assistant Counsel

cc: Myer, Swanson, Adams & Wolf, P.C.
    Bell Boyd & Lloyd LLC
    Deloitte & Touche LLP
    Gloria LaFond
    Nancy S. Vann